Goodwill and other Intangibles Assets, Net Goodwill and other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
The Company’s intangible assets with identifiable useful lives consist of the following as of December 31:

	2015				2014
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Customer relationships	$223	$—	$(32)	$191	$223	$—	$(8)	$215
Trademarks	60	—	(12)	48	60	—	(2)	58
Technology	105	—	(16)	89	105	—	(5)	100
Patents and other	37	(4)	(5)	28	36	—	(1)	35
Total	$425	$(4)	$(65)	$356	$424	$—	$(16)	$408
The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2015				2014
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Silicones	$205	$—	$(12)	$193	$205	$—	$(6)	$199
Quartz	19	—	(1)	18	19	—	—	19
Total	$224	$—	$(13)	$211	$224	$—	$(6)	$218
The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2015 and 2014 are as follows:

Predecessor	Silicones	Quartz	Total
Balance as of December 31, 2013	381	—	381
Foreign currency translation	(23)	—	(23)
Balance as of October 24, 2014	$358	$—	$358
Successor
Balance as of October 25, 2014	$205	$19	$224
Foreign currency translation	(6)	—	(6)
Balance as of December 31, 2014	$199	$19	$218
Foreign currency translation	$(6)	$(1)	(7)
Balance as of December 31, 2015	$193	$18	$211

Schedule of Expected Amortization Expense [Table Text Block]	Estimated annual intangible amortization expense for 2015 through 2020 is as follows:

2016	$37
2017	37
2018	37
2019	37
2020	37